Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2014
Summary of significant accounting policies [Abstract]
Schedule of Information Related to VIE's

The carrying amounts and classifications of the assets and liabilities of the VIEs are as follows:

June 30,2014
US$ (Unaudited)
Current assets	513,737,576
Non-current assets	318,331
Total assets	514,055,907

Current liabilities	435,683,185
Non-current liabilities	26,500,130
462,183,315
Total liabilities

The financial performance and cash flows of the VIEs are as follows:

Six months ended June 30, 2014
US$ (Unaudited)
Revenue	1,565,424
Cost of revenue	(1,328,708)
Net income	2,307,266
Net cash used in operating activities	(25,113,676)
Net cash used in investing activities	(274,373)
Net cash provided by financing activities	138,980,759

Schedule of Foreign Currency Translation
	June 30, 2013	December 31, 2013	June 30, 2014
	(Unaudited)	(Audited)	(Unaudited)
Year end RMB: US$ exchange rate	6.1787	6.0969	6.1528
Period average RMB: US$ exchange rate	6.2422	6.1956	6.1379